INVESTMENTS IN ASSOCIATES - SUMMARIZED COMPREHENSIVE INCOME STATEMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of associates [line items]
Revenue	¥ 19,828,018	$ 2,883,866	¥ 18,331,422	¥ 17,280,504
Net profit	779,034	113,305	1,011,768	1,153,700
Total comprehensive income for the year	779,034	$ 113,305	1,193,709	1,153,700
Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng") [member]
Disclosure of associates [line items]
Revenue	45,017		44,351	41,217
Net profit	11,039		12,225	8,800
Total comprehensive income for the year	11,039		12,225	8,800
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu") [member]
Disclosure of associates [line items]
Revenue	851,701		506,608	493,277
Net profit	3,608		1,947	5,941
Total comprehensive income for the year	¥ 3,608		¥ 1,947	¥ 5,941

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .